SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
SUBSEQEUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
35. SUBSEQUENT EVENTS

In February 2017, the Company completed the repurchase of the 2019 Notes with a face value of US$61,074,000. After the repurchase, the outstanding face value of the 2019 Notes amounted to US$10,000.